Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - AOCI Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,674,953	$ 2,505,914
Beginning balance, attributable to parent	2,674,953
Other comprehensive income (loss) before reclassifications, net of tax	44,994
Other comprehensive income (loss), before tax	18,732	(6,159)	$ (5,992)
Other comprehensive income (loss), tax	(4,490)	1,888	1,928
Total other comprehensive income (loss), net of tax	14,242	(4,271)	(4,064)
Ending balance, attributable to parent	2,953,820	2,674,953		$ 2,674,953
Ending balance	$ 2,953,820	$ 2,674,953	$ 2,505,914	$ 2,674,953
Effective income tax rate	16.10%	21.60%	20.50%	24.00%
Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,233,468	$ 2,005,152
Beginning balance, attributable to parent	2,233,468
Other comprehensive income (loss) before reclassifications, net of tax	44,974
Other comprehensive income (loss), before tax	18,712	(7,872)	$ (8,030)
Other comprehensive income (loss), tax	(4,490)	1,888	1,928
Total other comprehensive income (loss), net of tax	14,222	(5,984)	(6,102)
Ending balance, attributable to parent	2,527,937	2,233,468		$ 2,233,468
Ending balance	$ 2,527,937	$ 2,233,468	$ 2,005,152	$ 2,233,468
Effective income tax rate	13.60%	18.30%	17.70%	24.00%
Defined Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	$ (77,720)
Beginning balance, tax	18,653
Beginning balance	(59,067)
Other comprehensive income (loss) before reclassifications, before tax	59,176
Other comprehensive income (loss) before reclassifications, tax	(14,202)
Other comprehensive income (loss) before reclassifications, net of tax	44,974
Other comprehensive income (loss), before tax	16,538	$ (11,119)	$ (11,374)
Other comprehensive income (loss), tax	(3,968)	2,668	2,731
Total other comprehensive income (loss), net of tax	12,570	(8,451)	(8,643)
Ending balance, before tax	(61,182)	(77,720)		$ (77,720)
Ending balance, tax	14,685	18,653		18,653
Ending balance	(46,497)	(59,067)		(59,067)
Defined Benefit Plans | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	(77,720)
Beginning balance, attributable to parent, tax	18,653
Beginning balance, attributable to parent	(59,067)
Other comprehensive income (loss) before reclassifications, before tax	59,176
Other comprehensive income (loss) before reclassifications, tax	(14,202)
Other comprehensive income (loss) before reclassifications, net of tax	44,974
Other comprehensive income (loss), before tax	16,538
Other comprehensive income (loss), tax	(3,968)
Total other comprehensive income (loss), net of tax	12,570
Ending balance, attributable to parent, before tax	(61,182)	(77,720)		(77,720)
Ending balance, attributable to parent, tax	14,685	18,653		18,653
Ending balance, attributable to parent	(46,497)	(59,067)		(59,067)
Amortization of prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	959	1,155	1,271
Reclassification from AOCI, tax	(230)	(277)	(305)
Reclassification from AOCI, net of tax	729	878	966
Other comprehensive income (loss), before tax	959
Other comprehensive income (loss), tax	(230)
Total other comprehensive income (loss), net of tax	729
Amortization of prior service cost | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	959
Other comprehensive income (loss), tax	(230)
Total other comprehensive income (loss), net of tax	729
Amortization of net actuarial loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, before tax	59,176	(57,539)	(71,087)
Other comprehensive income (loss) before reclassifications, tax	(14,202)	13,809	17,061
Other comprehensive income (loss) before reclassifications, net of tax	44,974	(43,730)	(54,026)
Reclassification from AOCI, before Tax	44,597	37,830	23,376
Reclassification from AOCI, tax	(10,703)	(9,079)	(5,610)
Reclassification from AOCI, net of tax	33,894	28,751	17,766
Other comprehensive income (loss), before tax	44,597
Other comprehensive income (loss), tax	(10,703)
Total other comprehensive income (loss), net of tax	33,894
Amortization of net actuarial loss | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	44,597
Other comprehensive income (loss), tax	(10,703)
Total other comprehensive income (loss), net of tax	33,894
Regulatory adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	(88,194)	7,435	36,944
Reclassification from AOCI, tax	21,167	(1,785)	(8,867)
Reclassification from AOCI, net of tax	(67,027)	5,650	28,077
Other comprehensive income (loss), before tax	(88,194)
Other comprehensive income (loss), tax	21,167
Total other comprehensive income (loss), net of tax	(67,027)
Regulatory adjustment | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	(88,194)
Other comprehensive income (loss), tax	21,167
Total other comprehensive income (loss), net of tax	(67,027)
FSIRS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	(2,719)
Beginning balance, tax	651
Beginning balance	(2,068)
Reclassification from AOCI, before Tax	2,174	3,247	3,344
Reclassification from AOCI, tax	(522)	(780)	(803)
Reclassification from AOCI, net of tax	1,652	2,467	2,541
Other comprehensive income (loss), before tax	2,174	3,247	3,344
Other comprehensive income (loss), tax	(522)	(780)	(803)
Total other comprehensive income (loss), net of tax	1,652	2,467	2,541
Ending balance, before tax	(545)	(2,719)		(2,719)
Ending balance, tax	129	651		651
Ending balance	(416)	(2,068)		(2,068)
FSIRS | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	(2,719)
Beginning balance, attributable to parent, tax	651
Beginning balance, attributable to parent	(2,068)
Reclassification from AOCI, before Tax	2,174
Reclassification from AOCI, tax	(522)
Reclassification from AOCI, net of tax	1,652
Other comprehensive income (loss), before tax	2,174
Other comprehensive income (loss), tax	(522)
Total other comprehensive income (loss), net of tax	1,652
Ending balance, attributable to parent, before tax	(545)	(2,719)		(2,719)
Ending balance, attributable to parent, tax	129	651		651
Ending balance, attributable to parent	(416)	(2,068)		(2,068)
Foreign Currency Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	132
Beginning balance	132
Other comprehensive income (loss) before reclassifications, before tax	20
Other comprehensive income (loss) before reclassifications, net of tax	20
Ending balance, before tax	152	132		132
Ending balance	152	132		132
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, net of tax	14,242
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(61,003)	(56,732)	(52,668)
Ending balance	(46,761)	(61,003)	(56,732)	(61,003)
AOCI Attributable to Parent | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(61,135)	(55,151)	(49,049)
Beginning balance, attributable to parent	(61,135)
Ending balance, attributable to parent	(46,913)	(61,135)		(61,135)
Ending balance	$ (46,913)	$ (61,135)	$ (55,151)	$ (61,135)